Summary of Significant Accounting Policies - Narrative (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 001
EBP, Accounting Policy [Line Items]
Amounts allocated to withdrawing participants not yet paid	$ 399,671	$ 443,149